Segment Reporting - Schedule of Financial Information Relating to the Group's Segments (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Schedule of Financial Information Relating to the Group's Segments [Line Items]
Total revenues	¥ 600,775,492	$ 85,473,408	¥ 565,273,477		¥ 497,868,200
Cost of revenues	(580,648,085)	(82,609,845)	(576,442,434)		(513,738,832)
Gross profit / (loss)	20,127,407	2,863,563	(11,168,957)		(15,870,632)
Operating expenses:
General and administrative expenses	(30,047,302)	(4,274,884)	(24,456,958)		(26,202,413)
Share-based compensation expenses	(14,005,587)	(1,992,600)
Selling expenses	(11,518,965)	(1,638,824)	(7,906,030)		(11,943,136)
Provision for credit losses and doubtful accounts, net	1,189,516	169,235	(9,450,681)		(18,216,749)
Impairment charges on long-lived assets	(2,688,244)	(382,461)			(5,648,685)
Research and development expenses	(846,054)	(120,370)	(1,079,023)		(1,394,072)
Total operating expenses	(57,817,248)	(8,225,764)	(40,946,868)		(63,883,988)
Operating (loss) / profit	(37,689,841)	(5,362,201)	(52,115,825)		(79,754,620)
Other income, net	(486,629)	(69,234)	1,166,476		(931,896)
Foreign exchange (loss) / gain, net	152,516	21,699	(2,914,296)		(1,401,573)
Total other (expenses) / income, net	(554,452)	(78,883)	(4,357,442)		(3,328,714)
Income before income tax benefit / (expenses)	(38,244,293)	(5,441,084)	(56,473,267)		(83,083,334)
Share of income of equity method investees, net of tax of nil	(41,897)	(5,961)	427,493
Segment assets	226,403,414		184,365,871			$ 32,210,821
Consolidated [Member]
Schedule of Financial Information Relating to the Group's Segments [Line Items]
Total revenues | $		85,473,408
Cost of revenues | $		(82,609,845)
Gross profit / (loss) | $		2,863,563
Operating expenses:
General and administrative expenses | $		(4,274,884)
Share-based compensation expenses | $		(1,992,600)
Selling expenses | $		(1,638,824)
Provision for credit losses and doubtful accounts, net | $		169,235
Impairment charges on long-lived assets | $		(382,461)
Lease termination gain / loss | $		14,140
Research and development expenses | $		(120,370)
Total operating expenses | $		(8,225,764)
Operating (loss) / profit | $		(5,362,201)
Other income, net | $		(69,234)
Foreign exchange (loss) / gain, net | $		21,699
Interest expenses, net | $		(31,348)
Total other (expenses) / income, net | $		(78,883)
Income before income tax benefit / (expenses) | $		(5,441,084)
Share of income of equity method investees, net of tax of nil | $		(5,961)
Segment assets | $						$ 32,210,821
PRC & HK [Member]
Schedule of Financial Information Relating to the Group's Segments [Line Items]
Total revenues	597,394,035		565,003,774		497,868,200
Cost of revenues	(576,670,391)		(576,973,334)		(513,738,832)
Gross profit / (loss)	20,723,644		(11,969,560)		(15,870,632)
Operating expenses:
General and administrative expenses	(17,238,790)		(19,312,039)		(23,123,864)
Share-based compensation expenses
Selling expenses	(11,516,222)		(7,900,352)		(11,943,136)
Provision for credit losses and doubtful accounts, net	1,590,771		(9,367,464)		(18,216,749)
Impairment charges on long-lived assets					(5,648,685)
Lease termination gain / loss	99,388		1,945,824		(478,933)
Research and development expenses	(846,054)		(1,079,023)		(1,394,072)
Total operating expenses	(27,910,907)		(35,713,054)		(60,805,439)
Operating (loss) / profit	(7,187,263)		(47,682,614)		(76,676,071)
Other income, net	(497,104)		1,157,567		(931,896)
Foreign exchange (loss) / gain, net	667,164		(2,827,829)		(1,401,573)
Interest expenses, net	(184,025)		(2,492,128)		(995,245)
Total other (expenses) / income, net	(13,965)		(4,162,389)		(3,328,714)
Income before income tax benefit / (expenses)	(7,201,228)		(51,845,003)		(80,004,785)
Share of income of equity method investees, net of tax of nil
Segment assets	146,612,117		128,736,818		99,877,891
USA [Member]
Schedule of Financial Information Relating to the Group's Segments [Line Items]
Total revenues	9,213,032		9,721,464
Cost of revenues	(9,761,928)		(8,912,134)
Gross profit / (loss)	(548,896)		809,330
Operating expenses:
General and administrative expenses	(2,013,691)		(713,883)
Share-based compensation expenses
Selling expenses	(2,743)
Provision for credit losses and doubtful accounts, net	(401,255)		(83,217)
Impairment charges on long-lived assets	(1,990,126)
Lease termination gain / loss
Research and development expenses
Total operating expenses	(4,407,815)		(797,100)
Operating (loss) / profit	(4,956,711)		12,230
Other income, net	10,475
Foreign exchange (loss) / gain, net
Interest expenses, net	(1,337)		(4,612)
Total other (expenses) / income, net	9,138		(4,612)
Income before income tax benefit / (expenses)	(4,947,573)		7,618
Share of income of equity method investees, net of tax of nil	(41,897)		427,493
Segment assets	16,880,181		36,585,445
Corporate and Unallocated [Member]
Schedule of Financial Information Relating to the Group's Segments [Line Items]
Total revenues
Cost of revenues
Gross profit / (loss)
Operating expenses:
General and administrative expenses	(10,862,208)		(4,431,036)		(3,078,549)
Share-based compensation expenses	(14,005,587)
Selling expenses			(5,678)
Provision for credit losses and doubtful accounts, net
Impairment charges on long-lived assets	(698,118)
Lease termination gain / loss
Research and development expenses
Total operating expenses	(25,565,913)		(4,436,714)		(3,078,549)
Operating (loss) / profit	(25,565,913)		(4,436,714)		(3,078,549)
Other income, net			8,909
Foreign exchange (loss) / gain, net	(782,766)		(96,918)
Interest expenses, net	(34,977)		(112,882)
Total other (expenses) / income, net	(817,743)		(200,891)
Income before income tax benefit / (expenses)	(26,383,656)		(4,637,605)		(3,078,549)
Share of income of equity method investees, net of tax of nil
Segment assets	62,911,116		19,043,608		572,709
Elimination [Member]
Schedule of Financial Information Relating to the Group's Segments [Line Items]
Total revenues	(5,831,575)		(9,451,761)
Cost of revenues	5,784,234		9,443,034
Gross profit / (loss)	(47,341)		(8,727)
Operating expenses:
General and administrative expenses	67,387
Share-based compensation expenses
Selling expenses
Provision for credit losses and doubtful accounts, net
Impairment charges on long-lived assets
Lease termination gain / loss
Research and development expenses
Total operating expenses	67,387
Operating (loss) / profit	20,046		(8,727)
Other income, net
Foreign exchange (loss) / gain, net	268,118		10,450
Interest expenses, net
Total other (expenses) / income, net	268,118		10,450
Income before income tax benefit / (expenses)	288,164		1,723
Share of income of equity method investees, net of tax of nil
Segment assets
Consolidated [Member]
Schedule of Financial Information Relating to the Group's Segments [Line Items]
Total revenues	600,775,492		565,273,477	$ 78,636,898	497,868,200
Cost of revenues	(580,648,085)		(576,442,434)	(80,190,646)	(513,738,832)
Gross profit / (loss)	20,127,407		(11,168,957)	(1,553,748)	(15,870,632)
Operating expenses:
General and administrative expenses	(30,047,302)		(24,456,958)	(3,402,280)	(26,202,413)
Share-based compensation expenses	(14,005,587)
Selling expenses	(11,518,965)		(7,906,030)	(1,099,832)	(11,943,136)
Provision for credit losses and doubtful accounts, net	1,189,516		(9,450,681)	(1,314,713)	(18,216,749)
Impairment charges on long-lived assets	(2,688,244)				(5,648,685)
Lease termination gain / loss	99,388		1,945,824	270,689	(478,933)
Research and development expenses	(846,054)		(1,079,023)	(150,107)	(1,394,072)
Total operating expenses	(57,817,248)		(40,946,868)	(5,696,243)	(63,883,988)
Operating (loss) / profit	(37,689,841)		(52,115,825)	(7,249,991)	(79,754,620)
Other income, net	(486,629)		1,166,476	162,272	(931,896)
Foreign exchange (loss) / gain, net	152,516		(2,914,296)	(405,417)	(1,401,573)
Interest expenses, net	(220,339)		(2,609,622)	(363,032)	(995,245)
Total other (expenses) / income, net	(554,452)		(4,357,442)	(606,177)	(3,328,714)
Income before income tax benefit / (expenses)	(38,244,293)		(56,473,267)	(7,856,168)	(83,083,334)
Share of income of equity method investees, net of tax of nil	(41,897)		427,493	59,470
Segment assets	226,403,414		184,365,871		100,450,600		$ 25,647,693
Freight Forwarding Services [Member] | Consolidated [Member]
Schedule of Financial Information Relating to the Group's Segments [Line Items]
Total revenues | $		46,887,711
Freight Forwarding Services [Member] | PRC & HK [Member]
Schedule of Financial Information Relating to the Group's Segments [Line Items]
Total revenues	326,116,937		322,841,484		342,582,431
Freight Forwarding Services [Member] | USA [Member]
Schedule of Financial Information Relating to the Group's Segments [Line Items]
Total revenues	9,213,032		9,721,464
Freight Forwarding Services [Member] | Corporate and Unallocated [Member]
Schedule of Financial Information Relating to the Group's Segments [Line Items]
Total revenues
Freight Forwarding Services [Member] | Elimination [Member]
Schedule of Financial Information Relating to the Group's Segments [Line Items]
Total revenues	(5,765,623)		(9,451,761)
Freight Forwarding Services [Member] | Consolidated [Member]
Schedule of Financial Information Relating to the Group's Segments [Line Items]
Total revenues	329,564,346		323,111,187	44,948,972	342,582,431
Supply Chain Management [Member] | Consolidated [Member]
Schedule of Financial Information Relating to the Group's Segments [Line Items]
Total revenues | $		37,596,892
Supply Chain Management [Member] | PRC & HK [Member]
Schedule of Financial Information Relating to the Group's Segments [Line Items]
Total revenues	264,261,031		238,082,118		152,630,138
Supply Chain Management [Member] | USA [Member]
Schedule of Financial Information Relating to the Group's Segments [Line Items]
Total revenues
Supply Chain Management [Member] | Corporate and Unallocated [Member]
Schedule of Financial Information Relating to the Group's Segments [Line Items]
Total revenues
Supply Chain Management [Member] | Elimination [Member]
Schedule of Financial Information Relating to the Group's Segments [Line Items]
Total revenues
Supply Chain Management [Member] | Consolidated [Member]
Schedule of Financial Information Relating to the Group's Segments [Line Items]
Total revenues	264,261,031		238,082,118	33,120,321	152,630,138
Other value-added services [Member] | Consolidated [Member]
Schedule of Financial Information Relating to the Group's Segments [Line Items]
Total revenues | $		$ 988,805
Other value-added services [Member] | PRC & HK [Member]
Schedule of Financial Information Relating to the Group's Segments [Line Items]
Total revenues	7,016,067		4,080,172		2,655,631
Other value-added services [Member] | USA [Member]
Schedule of Financial Information Relating to the Group's Segments [Line Items]
Total revenues
Other value-added services [Member] | Corporate and Unallocated [Member]
Schedule of Financial Information Relating to the Group's Segments [Line Items]
Total revenues
Other value-added services [Member] | Elimination [Member]
Schedule of Financial Information Relating to the Group's Segments [Line Items]
Total revenues	(65,952)
Other value-added services [Member] | Consolidated [Member]
Schedule of Financial Information Relating to the Group's Segments [Line Items]
Total revenues	¥ 6,950,115		¥ 4,080,172	$ 567,605	¥ 2,655,631